Revenue (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue (Details) [Line Items]
Recognized deferred revenues (in Dollars)	$ 12,156	$ 320,948	$ 226,541
Percentage of revenue from contracts with customers	18.00%
Client C [Member]
Revenue (Details) [Line Items]
Percentage of revenue from contracts with customers	11.00%
Client D [Member]
Revenue (Details) [Line Items]
Percentage of revenue from contracts with customers	11.00%	45.00%
Client A [Member]
Revenue (Details) [Line Items]
Percentage of revenue from contracts with customers	11.00%	14.00%